CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (961,034)	$ (561,166)	$ (224,955)
Foreign currency translation adjustments:
Translation gain (loss)	(13,858)	1,973	515
Reclassification adjustment for net translation adjustments realized in net income		144	(762)
Net change	(13,858)	2,117	(247)
Available-for-sale securities:
Change in unrealized gain	18,269		16,136
Reclassification adjustment for net loss realized in net income			(13,787)
Net change	18,269		2,349
Total other comprehensive income, net of tax	4,411	2,117	2,102
Less: total comprehensive income (loss) attributable to non-controlling interests	(120)	678	2,023
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (956,743)	$ (558,371)	$ (220,830)